Schedule of stock options outstanding and exercisable (Details) - Surplus [Member] - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Number of Options Outstanding	2,001	9,566
Number of Options exercisable	2,001	9,566
Exercise Price 402.00 [Member]
IfrsStatementLineItems [Line Items]
Number of Options Outstanding	835	835
Number of Options outstanding weighted average contractual life (in years)	6 months 29 days	1 year 25 days
Number of Options exercisable	835	835
Number of Options exercisable weighted average contractual life (in years)	6 months 29 days	1 year 25 days
Exercise Price 501.00 [Member]
IfrsStatementLineItems [Line Items]
Number of Options Outstanding	334	334
Number of Options outstanding weighted average contractual life (in years)	3 months 25 days	9 months 25 days
Number of Options exercisable	334	334
Number of Options exercisable weighted average contractual life (in years)	3 months 25 days	9 months 25 days
Exercise Price 510.00 [Member]
IfrsStatementLineItems [Line Items]
Number of Options Outstanding	832	832
Number of Options outstanding weighted average contractual life (in years)	3 months 21 days	9 months 18 days
Number of Options exercisable	832	832
Number of Options exercisable weighted average contractual life (in years)	3 months 21 days	9 months 18 days
Exercise Price 127.50 [Member]
IfrsStatementLineItems [Line Items]
Number of Options Outstanding		4,167
Number of Options outstanding weighted average contractual life (in years)		3 months 3 days
Number of Options exercisable		4,167
Number of Options exercisable weighted average contractual life (in years)		3 months 3 days
Exercise Price 705.00 [Member]
IfrsStatementLineItems [Line Items]
Number of Options Outstanding		3,398
Number of Options outstanding weighted average contractual life (in years)		1 month 9 days
Number of Options exercisable		3,398
Number of Options exercisable weighted average contractual life (in years)		1 month 9 days